Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2016
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2016
Prospectus Date	rr_ProspectusDate	May 20, 2016